Fair value measurements - Additional Information (Details) shares in Millions, $ in Millions				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019 USD ($) shares	Jun. 30, 2020 shares	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Nov. 15, 2019 USD ($) shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Warrants outstanding (in shares) | shares	41.7				41.7	41.7									41.7				41.7
Purchase of additional shares of common stock					$ 25.0
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term of mortgage notes receivable															5 months				5 months
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term of mortgage notes receivable															18 months				12 months
Trinity Public Warrants Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares) | shares	34.5				34.5														34.5
Farallon Pipe Warrants Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares) | shares	7.2				7.2														7.2					7.2
Accounts Payable and Accrued Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability of the optional subscription	$ 5.5				$ 5.5														$ 5.5					$ 0.6
Fair Value, Recurring [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discounts to appraisals																			0.00%
Fair Value, Recurring [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discounts to appraisals																			10.00%
Fair Value, Recurring [Member] | Trinity Public Warrants Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Value of shares issued					$ 75.0										$ 75.0
Fair Value, Recurring [Member] | Farallon Pipe Warrants Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding (in shares) | shares	7.2				7.2	7.2									7.2				7.2
Purchase of additional shares of common stock					$ 25.0										$ 25.0
Increase in warrant liability					4.9
Fair Value, Recurring [Member] | Other Expense [Member] | Farallon Pipe Warrants Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase in warrant liability					4.9										$ 3.1
Fair Value, Recurring [Member] | Accounts Payable and Accrued Liabilities [Member] | Farallon Pipe Warrants Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability of the optional subscription	$ 0.6				$ 0.6														$ 0.6
Fair Value, Nonrecurring [Member] | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discounts to appraisals															0.00%
Percentage of discounts to appraisals for mortgage notes receivable						0									0
Fair Value, Nonrecurring [Member] | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of discounts to appraisals															10.00%
Percentage of discounts to appraisals for mortgage notes receivable						10									10

[1]	Predecessor periods are combined as disclosed in Note 1.